EQUITY METHOD INVESTMENT (Narrative) (Details) $ in Thousands, ¥ in Millions	1 Months Ended			12 Months Ended
	Jun. 30, 2016 USD ($)	Aug. 31, 2015 USD ($)	Aug. 31, 2015 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Schedule of Equity Method Investments [Line Items]
Purchase of equity method investment					$ 541
Proceeds from Sale of Equity Method Investments	$ 512			$ 512
Sinoscreens Media (Beijing) Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Purchase of equity method investment		$ 541	¥ 3.4
Ownership of equity interest		34.00%	34.00%